united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
251 Little Falls Drive Wilmington, DE 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(631) 490-4300

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2025

Item 1. Reports to Stockholders.

(a)

Biondo Focus Fund

Investor Class (BFONX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Biondo Focus Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://thebiondogroup.com/biondo-fund/. You can also request this information by contacting us at 1-800-672-9152.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$75	1.50%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The Biondo Focus Fund reflected the volatility in growth stocks during the first half of this year. The Fund finished strong in the second quarter, rising by 13.95%, and ended the first half up 0.65%. The “Magnificent Seven” technology stocks gained 21% in the second quarter after dropping 16% in the first quarter. Some of the Fund's top performers mirrored this trend and outperformed in the second quarter, including Nvidia Corp and Amazon.com. Nvidia, a semiconductor chip designer, experienced a robust increase in stock value, which we believe was driven by the growing influence of artificial intelligence technologies, reshaping the tech stock landscape.

The Fund has an overweight position in technology and healthcare. Large-cap tech stocks struggled in the first quarter but rebounded significantly in the second quarter. Healthcare was a mixed bag, with several areas underperforming so far this year. One such detractor from performance during the period was Procept BioRobotics Corp. A new healthcare purchase was made during the period – Krystal Biotech, a producer of genetic medicines. The Fund liquidated its position in Illumina Inc. due to underperformance.

As we enter the second half of the year, we see that the economic and investment landscape continues to show momentum, building on a resilient and successful year. The overall trend remains strong despite changing global dynamics. Several factors indicate that the potential for continued growth in the second half is promising, though trade policy remains a key concern. We remain confident that by staying disciplined and patient, we can identify and capitalize on opportunities as they arise, focusing on our long-term investment strategy.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Biondo Focus Fund
S&P 500® Index
Dow Jones Industrial Average®
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$35,936
$31,226
$25,388
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Biondo Focus Fund	S&P 500® Index	Dow Jones Industrial Average®
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$7,068	$10,399	$10,450
Jun-2017	$10,310	$12,260	$12,762
Jun-2018	$12,963	$14,023	$14,843
Jun-2019	$14,069	$15,483	$16,653
Jun-2020	$15,401	$16,645	$16,563
Jun-2021	$21,701	$23,436	$22,583
Jun-2022	$12,713	$20,948	$20,539
Jun-2023	$17,344	$25,053	$23,460
Jun-2024	$22,559	$31,204	$27,219
Jun-2025	$25,388	$35,936	$31,226

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Biondo Focus Fund	0.65%	12.54%	10.51%	9.76%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%
Dow Jones Industrial Average®	4.55%	14.72%	13.52%	12.06%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$51,260,867
Number of Portfolio Holdings	19
Advisory Fee (net of waivers)	$176,574
Portfolio Turnover	5%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.2%
Money Market Funds	0.8%
Rights	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
64.0%
Health Care
25.0%
Consumer Discretionary
4.5%
Communications
4.5%
Money Market Funds
0.8%
Other Assets in Excess of Liabilities
1.2%

Value	Value
Other Assets in Excess of Liabilities	1.2%
Money Market Funds	0.8%
Communications	4.5%
Consumer Discretionary	4.5%
Health Care	25.0%
Technology	64.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	15.4%
Intuitive Surgical, Inc.	14.3%
Mastercard, Inc., Class A	13.7%
Apple, Inc.	6.0%
ASML Holding N.V.	4.7%
ServiceNow, Inc.	4.5%
Amazon.com, Inc.	4.5%
Alphabet, Inc., Class A	4.5%
Fair Isaac Corporation	4.4%
IDEXX Laboratories, Inc.	4.4%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Biondo Focus Fund - Investor Class (BFONX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://thebiondogroup.com/biondo-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-BFONX

(b)	Not applicable

Item 2. Code of Ethics. Not applicable

Item 3. Audit Committee Financial Expert. Not applicable

Item 4. Principal Accountant Fees and Services. Not applicable

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

THE BIONDO FOCUS FUND

SEMI-ANNUAL FINANCIAL STATEMENTS
and ADDITIONAL INFORMATION
June 30, 2025

SEMI-ANNUAL FINANCIAL STATEMENTS and ADDITIONAL INFORMATION

BIONDO FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.0%
	BIOTECH & PHARMA - 4.0%
5,000	Krystal Biotech, Inc.(a)	$687,300
10,000	TransMedics Group, Inc.(a)	1,340,100
		2,027,400
	E-COMMERCE DISCRETIONARY - 4.5%
10,500	Amazon.com, Inc.(a)	2,303,595

	INTERNET MEDIA & SERVICES - 4.5%
13,000	Alphabet, Inc., Class A	2,290,990

	MEDICAL EQUIPMENT & DEVICES - 21.0%
4,250	IDEXX Laboratories, Inc.(a)	2,279,445
13,500	Intuitive Surgical, Inc.(a)	7,336,035
20,000	PROCEPT BioRobotics Corporation(a)	1,152,000
		10,767,480
	SEMICONDUCTORS - 20.1%
3,000	ASML Holding N.V. - ADR	2,404,170
50,000	NVIDIA Corporation	7,899,500
		10,303,670
	SOFTWARE - 15.8%
4,500	Adobe, Inc.(a)	1,740,960
9,500	Atlassian Corporation, Class A(a)	1,929,355
2,250	ServiceNow, Inc.(a)	2,313,180
18,350	Shopify, Inc., Class A(a)	2,116,673
		8,100,168
	TECHNOLOGY HARDWARE - 6.0%
15,000	Apple, Inc.	3,077,550

	TECHNOLOGY SERVICES - 22.1%
30,000	Block, Inc.(a)	2,037,900
1,250	Fair Isaac Corporation(a)	2,284,950
12,500	Mastercard, Inc., Class A	7,024,249
		11,347,099

See accompanying notes which are an integral part of these financial statements.

BIONDO FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	TOTAL COMMON STOCKS (Cost $17,828,640)	$50,217,952

	RIGHTS — 0.0%(b)
	MEDICAL EQUIPMENT & DEVICES – 0.0%(b)
18,500	ABIOMED, Inc. – CVR(a)(c)(d)	—

	TOTAL RIGHTS (Cost $59,570)	—

	SHORT-TERM INVESTMENT — 0.8%
	MONEY MARKET FUND - 0.8%
403,384	First American Treasury Obligations Fund, Class X, 4.21%(e) (Cost $403,384)	403,384

	TOTAL INVESTMENTS - 98.8% (Cost $18,291,594)	$50,621,336
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%	639,531
	NET ASSETS - 100.0%	$51,260,867

ADR	- American Depositary Receipt

NV	- Naamioze Vennootschap

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Illiquid security.

(d)	Valued using unobservable inputs and fair valued by the advisor.

(e)	Rate disclosed is the seven day effective yield as of June 30, 2025.

See accompanying notes which are an integral part of these financial statements.

The Biondo Focus Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2025

ASSETS
Investment securities:
At cost	$18,291,594
At value	$50,621,336
Receivable for Fund shares sold	600
Receivable for investments sold	729,291
Dividends and interest receivable	2,166
Prepaid expenses & other assets	7,661
TOTAL ASSETS	51,361,054

LIABILITIES
Payable for Fund shares redeemed	10,655
Investment advisory fees payable	29,596
Payable to related parties	24,838
Distribution (12b-1) fees payable	10,261
Accrued expenses and other liabilities	24,837
TOTAL LIABILITIES	100,187
NET ASSETS	$51,260,867

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$15,495,575
Accumulated earnings	35,765,292
NET ASSETS	$51,260,867

Net Asset Value Per Share:
Investor Class Shares:
Net Assets	$51,260,867
Shares of beneficial interest outstanding	2,368,023
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$21.65

(a)	Redemptions of shares held less than 30 days may be assessed a redemption fee of 2.00%.

See accompanying notes which are an integral part of these financial statements.

The Biondo Focus Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2025

INVESTMENT INCOME
Dividends (net of $1,647 foreign withholding taxes)	$44,891
Interest	23,719
TOTAL INVESTMENT INCOME	68,610

EXPENSES
Investment advisory fees	247,857
Distribution (12b-1) fees - Investor Class	61,964
Administration fees	42,104
Fund accounting fees	15,191
Transfer agent fees	14,824
Compliance officer fees	11,903
Audit fees	9,722
Legal fees	9,132
Trustees’ fees and expenses	8,864
Registration fees	8,360
Shareholder reporting expense	6,584
Custody fees	3,161
Insurance expense	1,896
Other expenses	1,365
TOTAL EXPENSES	442,927

Less: Fees waived by the Advisor	(71,283)

NET EXPENSES	371,644
NET INVESTMENT LOSS	(303,034)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on transactions from:
Investments	2,389,912

Net change in unrealized appreciation (depreciation) on:
Investments	(1,896,229)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	493,683

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$190,649

See accompanying notes which are an integral part of these financial statements.

The Biondo Focus Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	June 30, 2025	December 31, 2024
	(Unaudited)
FROM OPERATIONS
Net investment loss	$(303,034)	$(664,542)
Net realized gain from investments	2,389,912	12,064,487
Net change in unrealized appreciation (depreciation) of investments	(1,896,229)	5,583,850
Net increase in net assets resulting from operations	190,649	16,983,795

DISTRIBUTIONS TO SHAREHOLDERS
Distributions paid from earnings	—	(8,570,551)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	287,339	601,996
Net asset value of shares issued in reinvestment of distributions	—	8,539,518
Payments for shares redeemed	(3,449,829)	(13,721,057)
Redemption fee proceeds	8	83
Net decrease in net assets from shares of beneficial interest	(3,162,482)	(4,579,460)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,971,833)	3,833,784

NET ASSETS
Beginning of Period	54,232,700	50,398,916
End of Period	$51,260,867	$54,232,700

SHARE ACTIVITY - INVESTOR CLASS
Shares Sold	14,239	27,662
Shares Reinvested	—	373,721
Shares Redeemed	(167,265)	(632,656)
Net decrease in shares of beneficial interest outstanding	(153,026)	(231,273)

See accompanying notes which are an integral part of these financial statements.

The Biondo Focus Fund
FINANCIAL HIGHLIGHTS

The table sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Investor Class
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2025		2024	2023	2022	2021	2020
	(Unaudited)
Net asset value, beginning of period	$21.51		$18.31	$14.64	$23.01	$23.35	$18.87
Activity from investment operations:
Net investment loss (1)	(0.12)		(0.27)	(0.19)	(0.23)	(0.35)	(0.27)
Net realized and unrealized gain (loss) on investments and option transactions	0.26		7.41	5.55	(7.90)	1.86	5.98
Total income from investment operations	0.14		7.14	5.36	(8.13)	1.51	5.71
Less distributions from:
Net realized gains	—		(3.94)	(1.69)	(0.24)	(1.85)	(1.23)
Total distributions	—		(3.94)	(1.69)	(0.24)	(1.85)	(1.23)
Paid-in-Capital from redemption fees (1,2)	0.00		0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$21.65		$21.51	$18.31	$14.64	$23.01	$23.35
Total return (3)	0.65	% (5)	37.77%	37.43%	(35.33)%	6.32%	30.62%
Net assets, end of period (in 000s)	$51,261		$54,233	$50,399	$42,809	$75,666	$75,644
Ratio of gross expenses to average net assets including interest expense (4)	1.79	% (6)	1.80%	1.71%	1.74%	1.59%	1.66%
Ratio of net expenses to average net assets including interest expense	1.50	% (6)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment loss to average net assets	(1.22	)% (6)	(1.24)%	(1.12)%	(1.35)%	(1.41)%	(1.34)%
Portfolio turnover rate	5	% (5)	14%	8%	11%	21%	29%

(1)	Per share amounts calculated using average shares method which appropriately presents the per share data for the period.

(2)	Amount represents less than $0.01 per share.

(3)	Total return represents aggregate total return based on Net Asset Value. Total returns would have been lower absent waived fees and reimbursed expenses. Total returns are historical in nature and assume changes in share price. The returns shown exclude the effect of applicable redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers by the Advisor.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes which are an integral part of these financial statements.

The Biondo Focus Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2025

1.	ORGANIZATION

The Biondo Focus Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund currently offers Investor Class shares.

The Fund seeks long- term capital appreciation, which it pursues by investing primarily in a combination of long and short positions in (1) common stock of US companies of any capitalization; (2) American Depositary Receipts (“ADRs”) representing common stock of foreign companies; (3) investment grade fixed income securities; (4) exchange-traded funds (“ETFs”) that invest primarily in (i) common stocks of US companies, (ii) ADRs or (iii) investment grade fixed income securities; and (5) options on common stock, ADRs and ETFs.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including FASB Accounting Standards Update (“ASU”) 2013-08.

Operating Segments – The Fund has adopted FASB ASU 2023- 07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s CODM is comprised of its portfolio managers and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are not readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity

The Biondo Focus Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2025

and type. Short- term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value (“NAV”).

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process –The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

The Biondo Focus Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2025

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of June 30, 2025 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$50,217,952	$—	$—	$50,217,952
Rights	—	—	—	—
Short-Term Investment	403,384	—	—	403,384
Total	$50,621,336	$—	$—	$50,621,336

Additional disclosures surrounding Level 3 investments were not significant to the financial statements.

*	Refer to the Schedule of Investments for security classifications.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying fund”). Open-end investment companies are valued at their respective NAV as reported by such investment companies. Open- end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying fund. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. Investments in closed-end investment companies are valued at

The Biondo Focus Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2025

their last sales price. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributable net realized capital gains, if any, are declared and paid annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and distributes all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2022, to December 31, 2024, or expected to be taken in the Fund’s December 31, 2025, year- end tax returns. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Sector Risk – The value of securities from a specific sector can be more volatile than the market as a whole and may be subject to economic or regulatory risks different than the economy as a whole.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

The Biondo Focus Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2025

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2025, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to the following:

Purchases	Sales
$2,641,758	$4,846,552

4. AGGREGATE TAX UNREALIZED APPRECIATION AND DEPRECIATION

At June 30, 2025, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation(depreciation) of securities, are as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$18,291,594	$32,868,378	$(538,636)	$32,329,742

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Biondo Investment Advisors, LLC serves as the Fund’s investment advisor (the “Advisor”). Pursuant to an investment advisory agreement between the Advisor and the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% the Fund’s average daily net assets. For the six months ended June 30, 2025, the Advisor earned fees of $247,857 for its service to the Fund.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until April 30, 2026, to waive a portion of its advisory fee and has agreed to reimburse a portion of the Fund’s other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor))) does not exceed 1.50% per annum of the Fund’s average daily net assets. This amount will herein be referred to as the “expense limitation.” For the six months ended June 30, 2025, the Advisor waived fees in the amount of $71,283 for the Fund pursuant to the Waiver Agreement.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently lower than its expense limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation. If operating expenses subsequently exceed the expense limitation, the reimbursements for the Fund shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three years or prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver

The Biondo Focus Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2025

Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

As of December 31, 2024, the Advisor had $385,469 of waived expenses that may be recovered by the following dates:

December 31, 2025	December 31, 2026	December 31, 2027	Total
$125,835	$100,200	$159,434	$385,469

The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) for Investor Class shares. The Plan provides that a monthly service fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to the Investor Class shares for the Fund. Pursuant to the Plan, the Fund may compensate the securities dealers or other financial intermediaries, financial institutions, investment advisors, and others for activities primarily intended to result in the sale of Fund shares and for maintenance and personal service provided to existing shareholders. The Plan further provides for periodic payments to brokers, dealers and other financial intermediaries, including insurance companies, for providing shareholder services and for promotional and other sales-related costs. During the six months ended June 30, 2025, the Fund was charged $61,964 pursuant to the Plan.

Northern Lights Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the year six months ended June 30, 2025, the Distributor received no underwriting commissions.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”)

UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services, as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

6.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund. For the six months ended June 30, 2025, the Fund assessed $8 in redemption fees. For the year ended December 31, 2024, the Fund assessed $83 in redemption fees.

The Biondo Focus Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2025

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2025, National Financial Services LLC held approximately 87.04% of the Fund. The Fund has no knowledge as to whether all or any portion of the shares owned of record by National Financial Services LLC are also owned beneficially.

8.	TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the years ended December 31, 2024, and December 31, 2023, was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2024	December 31, 2023
Ordinary Income	$—	$68
Long-Term Capital Gains	8,570,551	4,291,038
	$8,570,551	$4,291,106

As of December 31, 2024, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$—	$2,164,252	$—	$—	$(815,580)	$34,225,971	$35,574,643

The difference between book basis and tax basis accumulated net investment loss, unrealized appreciation and accumulated net realized gains from security and options transactions is primarily attributable to the tax deferral of losses on straddles. Amounts listed under other book/tax differences are primarily attributable to the tax deferral of losses on straddles.

During the fiscal year ended December 31, 2024, the Fund utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to net operating losses, and tax adjustments for use of tax equalization credits, resulted in reclassification for the Fund for the year ended December 31, 2024, as follows:

Paid In	Distributable
Capital	Earnings
$488,731	$(488,731)

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

The Biondo Focus Fund

ADDITIONAL INFORMATION (Unaudited)

June 30, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies, will be available without charge, upon request, by (i) calling 1-800-672-9152; or (ii) referring to the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):

Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):

Attached hereto. Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer/President
Date:	9/5/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer/President
Date:	9/5/2025

By	/s/ James Colantino
James Colantino
Principal Financial Officer/Treasurer
Date:	9/5/2025